The Company and Summary of Significant Accounting Policies (Details) - Schedule of computation of diluted net loss per share - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
The Company and Summary of Significant Accounting Policies (Details) - Schedule of computation of diluted net loss per share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	344,000	119,000	233,000	90,000
Escrow Shares - exchangeable shares [Member]
The Company and Summary of Significant Accounting Policies (Details) - Schedule of computation of diluted net loss per share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	33,000	33,000	33,000	33,000
Escrow Shares - common stock [Member]
The Company and Summary of Significant Accounting Policies (Details) - Schedule of computation of diluted net loss per share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	13,000	13,000	13,000	13,000
Options to purchase common stock [Member]
The Company and Summary of Significant Accounting Policies (Details) - Schedule of computation of diluted net loss per share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	37,000	38,000	37,000	39,000
Unvested restricted common stock units [Member]
The Company and Summary of Significant Accounting Policies (Details) - Schedule of computation of diluted net loss per share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	23,000	31,000	26,000	2,000
Common stock warrants [Member]
The Company and Summary of Significant Accounting Policies (Details) - Schedule of computation of diluted net loss per share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	238,000	4,000	124,000	3,000